Basis for the Preparation of these Consolidated Financial Statements and Applicable Accounting Standards - Summary of Bank Consolidated its Financial Statements (Detail)	12 Months Ended
	Dec. 31, 2024 shares
Basis for preparation of financial statements and applicable accounting standards [line items]
Shares issued	639,413,408
Macro Securities SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1]
Shares issued	12,885,683	[1]
Total capital stock	100.00%	[1]
Voting rights	100.00%	[1]
Macro Fiducia SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1],[2]
Shares issued	47,387,236	[1],[2]
Total capital stock	100.00%	[1],[2]
Voting rights	100.00%	[1],[2]
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Voting rights	80.90%
Macro Fondos SGFCISA [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1]
Shares issued	327,183	[1]
Total capital stock	100.00%	[1]
Voting rights	100.00%	[1]
Macro Bank Limited [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1]
Shares issued	39,816,899	[1]
Total capital stock	100.00%	[1]
Voting rights	100.00%	[1]
Argenpay SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1]
Shares issued	1,001,200,000	[1]
Total capital stock	100.00%	[1]
Voting rights	100.00%	[1]
Fintech SGR (Structured entity) [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1]
Shares issued	119,993	[1]
Total capital stock	24.999%	[1]
Voting rights	24.999%	[1]
Macro Agro SAU (formerly known as Comercio Interior SAU) [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1],[3]
Shares issued	615,519	[1],[3]
Total capital stock	100.00%	[1],[3]
Voting rights	100.00%	[1],[3]
BMA Asset Management SGFCISA [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1],[4]
Shares issued	91,950	[1],[4]
Total capital stock	100.00%	[1],[4]
Voting rights	100.00%	[1],[4]
BMA Valores SA [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1],[4]
Shares issued	52,419,500	[1],[4]
Total capital stock	100.00%	[1],[4]
Voting rights	100.00%	[1],[4]
Total non- controlling interests [member] | Fintech SGR (Structured entity) [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock for non-controlling interest	75.001%	[1]
Voting rights for non-controlling interest	75.001%	[1]

[1]	See Note 14.2 related to the merger with Banco BMA SAU.
[2]	On May 9, 2024, the Bank made an irrevocable contribution of 250,000 (not restated) to Macro Fiducia SAU.
[3]	Interest acquired in May 2023 (see Note 14).
[4]	Interest acquired in November 2023 (see Note 14).